Contingent consideration - Disclosure in the movement of the liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	R 965	R 589
Payment of Mponeng contingent consideration liability	(338)	(108)	R 0
Contingent consideration remeasurement	830	484	64
Balance at end of year	1,457	965	R 589
Current portion of contingent consideration	481	115
Non-current portion of contingent consideration	976	850
Mponeng
Disclosure of contingent consideration liabilities [line items]
Balance at beginning of year	587
Payment of Mponeng contingent consideration liability	(338)	(108)
Balance at end of year	R 676	R 587